Revenues - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 19,752,000	$ 19,752,000	$ 19,057,000
Revenue recognized	12,300,000	28,000,000.0
Remaining performance obligations	95,100,000	95,100,000
Expected remaining performance obligations recognized during next 12 months	63,700,000	63,700,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	15,000,000.0	15,000,000.0
Expected remaining performance obligations recognized remainder thereafter	16,400,000	16,400,000
Deferred sales commissions	$ 9,700,000	$ 9,700,000	$ 10,300,000